Impairment - Schedule of Impairment (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
In respect of:
Other assets	£ (10,000,000)	£ 22,000,000		£ 2,000,000
Impairment charge (credit) on drawn balances	305,000,000	1,394,000,000		(1,119,000,000)
Loan commitments and financial guarantees	0	122,000,000		(257,000,000)
Financial assets at fair value through other comprehensive income	(2,000,000)	(6,000,000)		(2,000,000)
Impairment (charge) credit	303,000,000	1,522,000,000	[1],[2]	(1,378,000,000)	[1]
Residual value and voluntary impairment charges	73,000,000	0		(77,000,000)
Loans and advances to banks
In respect of:
Loans and advances	(7,000,000)	14,000,000		(5,000,000)
Loans and advances to customers
In respect of:
Loans and advances	321,000,000	1,351,000,000		(1,116,000,000)
Financial assets at amortised cost
In respect of:
Financial assets at amortised cost	315,000,000	1,372,000,000		(1,121,000,000)
Financial assets at amortised cost | Debt securities
In respect of:
Financial assets at amortised cost	1,000,000	7,000,000		0
Stage 1 £m
In respect of:
Other assets	0	0		0
Impairment charge (credit) on drawn balances	256,000,000	(198,000,000)		(459,000,000)
Loan commitments and financial guarantees	27,000,000	24,000,000		(102,000,000)
Financial assets at fair value through other comprehensive income	(2,000,000)	(6,000,000)		(2,000,000)
Impairment (charge) credit	281,000,000	(168,000,000)		(563,000,000)
Stage 1 £m | Loans and advances to banks
In respect of:
Loans and advances	(5,000,000)	12,000,000		(5,000,000)
Stage 1 £m | Loans and advances to customers
In respect of:
Loans and advances	261,000,000	(217,000,000)		(454,000,000)
Stage 1 £m | Financial assets at amortised cost
In respect of:
Financial assets at amortised cost	256,000,000	(198,000,000)		(459,000,000)
Stage 1 £m | Financial assets at amortised cost | Debt securities
In respect of:
Financial assets at amortised cost	0	7,000,000		0
Stage 2 £m
In respect of:
Other assets	0	0		0
Impairment charge (credit) on drawn balances	(282,000,000)	696,000,000		(1,025,000,000)
Loan commitments and financial guarantees	(25,000,000)	99,000,000		(146,000,000)
Financial assets at fair value through other comprehensive income	0	0		0
Impairment (charge) credit	(307,000,000)	795,000,000		(1,171,000,000)
Stage 2 £m | Loans and advances to banks
In respect of:
Loans and advances	(2,000,000)	2,000,000		0
Stage 2 £m | Loans and advances to customers
In respect of:
Loans and advances	(281,000,000)	694,000,000		(1,025,000,000)
Stage 2 £m | Financial assets at amortised cost
In respect of:
Financial assets at amortised cost	(282,000,000)	696,000,000		(1,025,000,000)
Stage 2 £m | Financial assets at amortised cost | Debt securities
In respect of:
Financial assets at amortised cost	1,000,000	0		0
Stage 3 £m
In respect of:
Other assets	(10,000,000)	22,000,000		2,000,000
Impairment charge (credit) on drawn balances	404,000,000	905,000,000		500,000,000
Loan commitments and financial guarantees	(2,000,000)	(1,000,000)		(9,000,000)
Financial assets at fair value through other comprehensive income	0	0		0
Impairment (charge) credit	402,000,000	904,000,000		491,000,000
Stage 3 £m | Loans and advances to banks
In respect of:
Loans and advances	0	0		0
Stage 3 £m | Loans and advances to customers
In respect of:
Loans and advances	414,000,000	883,000,000		498,000,000
Stage 3 £m | Financial assets at amortised cost
In respect of:
Financial assets at amortised cost	414,000,000	883,000,000		498,000,000
Stage 3 £m | Financial assets at amortised cost | Debt securities
In respect of:
Financial assets at amortised cost	0	0		0
POCI £m
In respect of:
Other assets	0	0		0
Impairment charge (credit) on drawn balances	(73,000,000)	(9,000,000)		(135,000,000)
Loan commitments and financial guarantees	0	0		0
Financial assets at fair value through other comprehensive income	0	0		0
Impairment (charge) credit	(73,000,000)	(9,000,000)		(135,000,000)
POCI £m | Loans and advances to banks
In respect of:
Loans and advances	0	0		0
POCI £m | Loans and advances to customers
In respect of:
Loans and advances	(73,000,000)	(9,000,000)		(135,000,000)
POCI £m | Financial assets at amortised cost
In respect of:
Financial assets at amortised cost	(73,000,000)	(9,000,000)		(135,000,000)
POCI £m | Financial assets at amortised cost | Debt securities
In respect of:
Financial assets at amortised cost	£ 0	£ 0		£ 0

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.